Right of use assets	12 Months Ended
Dec. 31, 2020
Right Of Use Assets
Right of use assets
	December 31, 2020
	Cost	Accumulated	Right of
	Base	Amortization	Use
Aircraft	$1,578,774	$556,891	$1,021,883
Office Building	1,799,626	415,559	1,384,067
Printer	17,794	8,314	9,480
Office equipment	-	-	-
	3,396,194	980,794	2,415,430

	December 31, 2019
	Cost	Accumulated	Right of
	Base	Amortization	Use
Aircraft	$1,578,774	$256,778	$1,321,996
Office Building	1,799,626	197,426	1, 602,200
Printer	17,794	3,973	13,821
Office equipment	139,725	13,973	125,752
	3,535,919	472,150	3,063,769